Equity instruments - Disclosure of changes in financial assets at fair value through other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Balance at beginning of the year	€ 85,239	€ 108,038
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (EIGR)	852	(2,591)	€ (3,063)
Balance at end of year	83,308	85,239	108,038
Equity instruments
Disclosure of financial assets [line items]
Balance at beginning of the year	1,941	2,453	2,783
Net additions (disposals)	11	(33)	(276)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (EIGR)	(162)	(497)	(171)
Changes in the RV hedged with micro-hedging transactions	(29)	18	117
Balance at end of year	€ 1,761	€ 1,941	€ 2,453